PENSION BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Compensation And Retirement Disclosure [Abstract]
Benefit Obligations, Fair Value of Plan Assets, and Funded Status

The following table sets forth the plan’s benefit obligations, fair value of plan assets, and funded status at December 31, 2019 and 2020:

	December 31
(in US$ thousands)	2019	2020
Benefit Obligation	$326	$385
Fair value of plan assets	411	452
	$(85)	$(67)
Amounts recognized in the balance sheet consist of:
Noncurrent liabilities (assets)	$(85)	$(67)
Accumulated other comprehensive income	—	—
Net amount recognized	$(85)	$(67)
Amounts recognized in accumulated comprehensive income (loss) consist of:
Unrecognized net gain (loss)	$(66)	$(94)

Pension Cost

For the years ended December 31, 2018, 2019 and 2020, the net period pension cost consisted of the following:

	December 31
(in US$ thousands)	2018	2019	2020
Service cost	$—	$—	$—
Interest cost	5	4	4
Expected return on plan assets	(6)	(5)	(5)
Amortization of net loss	2	3	2
Curtailment gain	—	—	—
	$1	$2	$1

Weighted Average Assumptions Used to Determine Benefit Obligations	Weighted average assumptions used to determine benefit obligations for 2019 and 2020 were as follows:
	December 31
	2019	2020
Discount rate	1.125%	0.750%
Rate of compensation increase	2.00%	2.00%

Schedule of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted average assumptions used to determine net periodic benefit cost for end of fiscal year were as follows:

	2019	2020
Discount rate	1.375%	1.125%
Rate of return on plan assets	1.375%	1.125%
Rate of compensation increase	2.00%	2.00%